Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Frozen Food Gift Group, Inc
Entity Central Index Key	0001486526
Document Type	S-1
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Condensed Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012
ASSETS
Cash	$ 24,851
Prepaid expenses	1,133
Loan receivable - other	96,549
Total current assets	122,533
Equipment, net	1,513
Security deposits	750
Total assets	124,796
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	782,709
Customer deposits	45,000
Loans payable - stockholders	15,538
Convertible note payable - stockholder - net of unamortized discount	165,916
Loans payable - other	106,000
Total current liabilities	1,115,163
Non-current Liabilities
Derivative liability	322,167
Total non-current liabilities	322,167
Stockholders' Equity:
Common stock, $0.00001 par value; 20,000,000,000 shares authorized, 129,017,612 issued and outstanding	1,290
Additional paid in capital	287,694
(Deficit) accumulated during development stage	(1,601,518)
Stockholders' Deficit	(1,312,534)
Liabilities and Stockholders' Deficit	$ 124,796

Condensed Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012
Stockholders' Equity:
Common stock, par value	$ 0.00001
Common stock, Authorized	20,000,000,000
Common stock, Issued	129,017,612
Common stock, outstanding	129,017,612

Condensed Statements of Operations (Unaudited) (USD $)	12 Months Ended		45 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 3,406	$ 50,998	$ 156,028
Cost of goods sold	4,293	40,649	88,421
Gross income	(887)	10,349	67,607
Expenses:
General and administrative expenses	17,329	23,123	94,117
Officer's compensation	120,000	120,000	495,000
Advertising and promotion	14,199	41,630	83,333
Director's fees	90,000	90,000	382,500
Professional fees	82,760	41,854	302,050
Rent	5,024	9,290	33,825
Telephone	3,463	5,152	12,622
Operating expenses	332,775	331,049	1,403,447
Net (loss) before other income and expenses	(333,662)	(320,700)	(1,335,840)
Other income and expenses
Derivative (expense)/income	(1,587)	0	(1,587)
Interest expense	(244,227)	(8,141)	(264,091)
Provision for income taxes	0	0	0
TOTAL	(245,814)	(8,141)	(265,678)
Net (loss)	$ (579,476)	$ (328,841)	$ (1,601,518)
(Loss)/income per common share - Basic and fully diluted	$ 0	$ 0	$ (0.01)
Weighted average number of shares outstanding - Basic and fully diluted	125,626,787	112,426,666	112,793,302

Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit During Development Stage	Total
Beginning balance, amount at Jan. 01, 2009	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jan. 01, 2009	0
Issuance of common stock for services, shares	101,184,000
Issuance of common stock for services, amount	1,012	99,980			100,992
Net loss				(336,111)	(336,111)
Ending balance, amount at Dec. 31, 2009	1,012	99,980	0	(336,111)	(235,119)
Ending balance, shares at Dec. 31, 2009	101,184,000
Issuance of common stock for services, shares	11,242,666
Issuance of common stock for services, amount	112				112
Net loss				(357,090)	(357,090)
Ending balance, amount at Dec. 31, 2010	1,124	99,980	0	(693,201)	(592,097)
Ending balance, shares at Dec. 31, 2010	112,426,666
Issuance of common stock for services, shares	30,000
Issuance of common stock for services, amount		1,500			1,500
Net loss				(328,841)	(328,841)
Ending balance, amount at Dec. 31, 2011	1,124	101,480	0	(1,022,042)	(919,438)
Ending balance, shares at Dec. 31, 2011	112,456,666
Issuance of common stock for cash, shares	11,682,930
Issuance of common stock for cash, amount	117	124,883	0	0	100,000
Issuance of common stock for services, shares	116,709,682
Issuance of common stock for services, amount	1,167	141,329	0	0	39,892
Shares issued for partial conversion of loan, shares	625,000
Shares issued for partial conversion of loan, amount	6	6,244			6,250
Conversion feature liability being reclassified to equity upon partial conversion of note payable		15,238			15,238
Payment of subscription receivable			25,000		25,000
Net loss				(579,476)	(579,476)
Ending balance, amount at Dec. 31, 2012	$ 1,290	$ 287,694	$ 0	$ (1,601,518)	$ (1,312,534)
Ending balance, shares at Dec. 31, 2012	129,017,612

Statements of Cash Flows (Unaudited) (USD $)	12 Months Ended		45 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities:
Net (loss)	$ (579,476)	$ (328,841)	$ (1,601,518)
Adjustments to reconcile net (loss) to net cash (used by) operating activities:
Derivative expense	(103,124)	0	(103,124)
Depreciation expense	650	650	1,737
Prepaid expenses	2,637	(87)	(1,133)
Security deposits	(750)	0	(750)
Accounts payable and accrued expenses	161,626	193,481	782,709
Customer deposits	0	45,000	45,000
Derivative liability	322,167	0	322,167
Common stock issued for services	39,892	1,500	142,496
Net cash (used by) operating activities	(156,378)	(88,297)	(412,416)
Cash flows from investing activities:
Purchase of equipment	0	0	(3,250)
Net cash provided by (used in) investing activities	0	0	(3,250)
Cash flows from financing activities:
Proceeds from issuance of common stock	131,250	0	131,250
Proceeds from issuance of convertible notes payable	269,040	0	269,040
Capitalized derivative costs upon conversion	15,238	0	15,238
Loans receivable - other	(96,549)	0	(96,549)
Stockholders' loans	(30,000)	13,138	15,538
Loans payable - other	(108,290)	74,290	106,000
Net cash provided by financing activities	180,689	87,428	440,517
Net increase in cash	24,311	(869)	24,851
Cash - at beginning of period	540	1,409
Cash - at end of period	24,851	540	24,851
Supplemental cash flow information:
Cash paid during the period for Interest	8,518	6,500	21,352
Cash paid during the period for Income taxes	$ 0	$ 0	$ 0

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Company was created on January 2, 2009 and was incorporated in the state of Delaware later that year.  The Company is in the development stage.  The Company sells ice cream and related frozen products on the internet.

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured.  The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered.  Provision for sales returns will be estimated based on the Company's historical return experience.  Revenue is presented net of returns.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values.  These financial instruments include cash and accounts payable and accrued expenses.  Fair values were assumed to approximate carrying values for these financial instruments because they are short term in nature and their carrying amounts approximate fair values.

Net Income (Loss) Per Common Share

The Company calculates net income (loss) per share based on the authoritative guidance.  Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding.  During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti-dilutive.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Segment Information

The Company follows Accounting Standards Codification ("ASC") 280, "Segment Reporting".  The Company currently operates in a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Income Taxes

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the deferred tax assets will not be realized.  Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.

ASC 740, Income Taxes, requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information.  A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation.  ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value using an option pricing model.  ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity.  The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, which principally include cash, accounts payable and accrued expenses, approximates fair value due to the relatively short maturity of such instruments.  The fair value assessment of the Company’s convertible notes payable and other loans payable are estimated based on recent negotiations between the Company and certain lenders.  The assessment is considered to be a Level 3 assessment.  The Company’s assessment of fair value for its outstanding convertible notes payable and other loans payable approximates the debts respective carrying values.

Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.  Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs.  The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s recurring fair value measurements of financial assets and liabilities are disclosed in “Note 7 - Fair Value Measurements” below.

Derivative Liability

The conversion features embedded in the outstanding convertible notes payable are separately accounted for as a derivative liability in accordance with ASC 815-15, Embedded Derivative.  This is because the number of shares that may be acquired upon conversion is indeterminable as the conversion rates are expressed as a percentage discount to the current fair value of common stock at the time of conversion.  Derivative liabilities are valued when the host instruments (notes payable) are initially issued and are also revalued at each reporting date, with the change in the respective fair values being recorded as interest expense or interest income in the statements of operations.

Recent Pronouncements

Effective January 1, 2012, we adopted ASU 2011-05, "Presentation of Comprehensive Income", which (i) eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and (ii) requires the presentation of each component of net income and each component of other comprehensive income either in a single continuous statement or in two separate but consecutive statements.  The adoption of ASU-2011-05 did not have a material impact on our financials statements.

Effective January 1, 2012, we adopted ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)", which amends ASC 820, "Fair Value Measurement".  ASU 2011-04 provides common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards and improves the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS.  ASU 2011-04 is effective for entities prospectively for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material impact on our financial statements.

2. LOANS PAYBLE - STOCKHOLDERS	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
LOANS PAYBLE - STOCKHOLDERS

Note 2.  LOANS PAYBLE - STOCKHOLDERS

Matthew L. Schissler, the Company’s Chairman of the Board, loaned the Company $-0- and $-0- during the fiscal years ended December 31, 2012 and  2011, respectively.  At December 31, 2012, the loan balance was $10,400.  The loan bears no interest and is due on demand.

Jonathan F. Irwin, the Company’s Chief Executive Officer, loaned the Company $1,000 and $13,138 during the fiscal years ended December 31, 2012 and 2011, respectively.  At December 31, 2012, the loan balance was $5,138.  The loan bears no interest and is due on demand.

3. CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 3.  CONVERTIBLE NOTES PAYABLE

On June 5, 2012, the Company retired a non-interest bearing note payable due to a stockholder of the Company in the principal amount of $100,290 by replacing the note with a convertible note payable.  Terms of the replacement convertible note are as follows:  principal balance of $100,290, maturity date of June 5, 2013, interest accrues at the rate of 7% per annum, and principal is convertible into shares of common stock at a conversion rate equal to the lesser of (i) $0.01 per share, or (ii) 50% of the current market price of common stock, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

On June 8, 2012, the stockholder converted $6,250 of principal into 625,000 shares of common stock.  After the conversion, outstanding principal due the stockholder was $94,040.

The Company is accounting for the conversion feature as a separate derivative liability under ASC 815.  As such, the Company will carry the conversion feature liability at fair value on the balance sheet.  The Company determined the fair value of the conversion feature as of June 5, 2012 and also as of the year ended December 31, 2012.  The fair value took into consideration the look-back provision and was determined pursuant to the guidance provided by ASC 718-50-55-24, which required the Company to use a combination of the fair value of a share of common stock and a share’s put and call value determined using an option valuation model.  To determine the put and call values, the Company used the Black-Scholes option valuation model using the following inputs:  the fair value of share of common stock of $0.0292, exercise price of $0.01 per share, remaining contractual term (1 year as of June 5, 2012), volatility of approximately 59%, and a risk-free interest rate of approximately 0.2%.  To determine the fair value of a share of common stock, the Company used the last trading price that took place on April 30, 2012 for which shares of common stock were sold.  Volatility was determined by using a peer group of public companies, and the Company used US treasuries with a similar a contractual term to determine the risk-free interest rate.

The conversion feature was fair valued at $244,522 at June 5, 2012 and $228,036 at December 31, 2012.  The fair value at December 31, 2012 took into consideration the $6,250 of principal conversion, which resulted in $15,238 of conversion feature liability being reclassified to equity.  The change in fair value of the conversion liability is being recorded through operating results.  During the year ended December 31, 2012, the Company recognized other income of $5 related to the change in fair value of the conversion feature.

When recording the conversion feature liability at June 5, 2012, the Company recognized a 100% debt discount on the note payable of $100,290 and interest expense of $144,232.  The debt discount is being accreted to interest expense using the straight-line method over the one-year contractual term of the debt.  The June 8, 2012 principal conversion resulted in the accelerated accretion of $6,250.  During the year ended December 31, 2012, the Company also recognized in the normal course accretion of $45,208.

On August 27, 2012, the Company issued a convertible note to a stockholder of the Company in the principal amount of $12,500.  Terms of the note are as follows:  principal balance of $12,500, maturity date of March 3, 2013, interest accrues at the rate of 10% per annum, and principal is convertible into shares of common stock at a conversion rate equal to the 50% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

The conversion feature was fair valued at $12,500 at August 27, 2012 and $12,818 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the yea ended December 31, 2012, the Company recognized other expense of $438 related to the change in fair value of the conversion feature.

On September 19, 2012, the Company issued a convertible note to a stockholder of the Company in the principal amount of $12,500.  Terms of the note are as follows:  principal balance of $12,500, maturity date of December 19, 2012, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 50% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

The conversion feature was fair valued at $12,500 at September 19, 2012 and $12,857 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $357 related to the change in fair value of the conversion feature.

On November 7, 2012, the Company issued a convertible note in the principal amount of $50,000.  Terms of the note are as follows:  principal balance of $50,000, maturity date of November 7, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $21,429 at November 7, 2012 and $21,750 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $321 related to the change in fair value of the conversion feature.

On November 21, 2012, the Company issued a convertible note in the principal amount of $67,000.  Terms of the note are as follows:  principal balance of $67,000, maturity date of November 21, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $28,714 at November 21, 2012 and $29,033 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $319 related to the change in fair value of the conversion feature.

On November 21, 2012, the Company issued a convertible note in the principal amount of $33,000.  Terms of the note are as follows:  principal balance of $33,000, maturity date of November 21, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $14,143 at November 32, 2012 and $14,300 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $157 related to the change in fair value of the conversion feature.

4. LOANS PAYBLE - OTHER	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
LOANS PAYBLE - OTHER

Note 4. LOANS PAYABLE - OTHER

At December 31, 2012 the Company was indebted to an unrelated third party in the amount of $75,000.  The loan has a stated interest rate of 14.40% for the entire term of the loan.  Principal and all accrued interest are due in December 2013.  Interest expense for the year 2012 was $2,700.

At December 31, 2012 the Company was indebted to an unrelated third party in the amount of $4,000  The loan bears no interest and is due on demand.

At December 31, 2012 the Company was indebted to an unrelated third party in the amounts of $27,000.  The loan bears interest at 34% per annum and is due in February 2013.  The loan required that all interest be paid at the inception date of the loan and the principal be paid when the loan comes due.  Interest expense for the notes in 2012 was $2,716.

5. STOCKHOLDERS' (DEFICIT)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS' (DEFICIT)

Note 5.  STOCKHOLDERS' (DEFICIT)

At inception, the Company issued 99,184,000 shares of its common stock for costs and services related to its organization aggregating $992, which approximates the fair market value of the costs and services provided.  Accordingly, the Company has recorded a charge to operations of $992 during the period ended December 31, 2009.

During August 2009 the Company entered into an agreement with two individuals for consulting services in exchange for the issuance of 2,000,000 shares of common stock.  The shares were valued at their fair market value of $100,000 and the value was charged to operations as general and administrative expenses.

In July 2010 the Company issued 11,242,666 shares of its common stock for consulting services at par value $0.00001.  The shares were valued at their fair market value of $112 and the value was charged to operations as general and administrative expenses.

In September 2011 the Company issued 30,000 shares of its common stock for consulting services at $0.05.  The shares were valued at their fair market value of $1,500 and the value was charged to operations as general and administrative expenses.

In February 2012, the Company issued 9,118,108 shares of its common stock for cash at $0.0055 per share (or $50,000).

In March 2012, the Company issued 2,022,014 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $11,121 and the value was charged to operations as professional fees.

In April 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 1,268,544 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $6,977 and the value was charged to operations as professional fees.  (See note 9)

In April 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 266,252 shares of its common stock for consulting services at $0.0055 per share.  The shares were valued at their fair market value of $1,464 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 2,564,822 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $50,000 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 311,316 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $9,090 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, the Company issued 625,000 shares of its common stock upon the partial conversion of a convertible note payable.  The shares were valued at their conversion price of $0.01 per share (or $6,250).  Additionally, upon conversion the conversion feature liability of $15,238 was reclassified to additional paid-in capital.  (See Note 3)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 233,721 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $6,825 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 58,172 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $1,699 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a private placement, the Company issued 15,512 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $453 and the value was charged to operations as professional fees.  (See note 9)

In June 2012, as per the terms of an antidilutive clause in a consulting agreement, the Company issued 77,485 shares of its common stock for consulting services at $0.0292 per share.  The shares were valued at their fair market value of $2,263 and the value was charged to operations as professional fees.  (See note 9)

6. INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 6.  INCOME TAXES

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes.  The sources and tax effects of the differences are as follows:

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes for the year ended December 31, 2012.  The sources and tax effects of the differences are as follows:

Income tax provision at the federal statutory rate	34%
Effect of operating losses	(34)%
0%

As of December 31, 2012, the Company has a net operating loss carryforward of approximately $1,600,000.  This loss will be available to offset future taxable income.  If not used, this carryforward loss will begin to expire in 2029.  The deferred tax asset relating to the operating loss carryforward has been fully reserved at December 31, 2012.  The principal difference between the operating loss for income tax purposes and reporting purposes results from the accrual of officers' compensation.

7. FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
7. FAIR VALUE MEASUREMENTS

Note 7.  FAIR VALUE MEASUREMENTS

The following table represents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012.

	Level 1	Level 2	Level 3	Total

Derivative liability - conversion features	$-	$-	$322,167	$322,167

The following table includes a rollforward of amounts for the year ended December 31, 2012 for liabilities classified within Level 3.

Level 3

Derivative liability - December 31, 2011	$-

Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466

Reclassification of equity upon conversion of debt	(15,238)

Recording of conversion feature liability for accrued interest	1,810

Change in fair value conversion feature liability	(871)

Derivative liability - December 31, 2012	$322,167

During 2012, the Company issued notes payable that contain conversion features that are being accounted for as separate derivative liabilities in accordance with ASC 815-15, Embedded Derivatives.  Of the Convertible notes payable issued and outstanding, convertible notes payable with an initial face amount of $175,000 contain a conversion feature that allows the lender to convert their notes into shares of common stock at a discount ranging from 50% to 70% of the stock's then current fair value.  As interest expense accrues, the interest accrual may also be converted into shares of common stock at the same discounted rate.

Of the convertible notes payable issued, a convertible note payable with an initial face amount of $100,920 contains a conversion feature that allows the lender to convert the note into shares of common stock at a conversion rate equal to 50% of the stock’s then current fair value, but the conversion rate cannot exceed $0.01 (a look-back provision).  During 2012, the lender converted $6,250 of principal into shares of common stock, resulting in $15,238 of derivative liability being reclassified from liabilities to equity.

The Company values the embedded conversion features that do not have a look-back provision by determining the additional value the lender would receive as if the lender converted their notes payable and accrued interest into shares of common stock.  This determination is equal to the value of the inherent beneficial conversion feature for the amount of debt and accrued interest that is outstanding at the time of determination.

For embedded conversion features that contain a look-back provision, the Company determines the fair value of the conversion feature in the same manner as above, but also includes in the fair value determination the value of the added look-back provision, which equal to the value of a call and a put option determined in accordance with ASC 718-50-55, Employee Share Purchase Plans - Implementation Guidance and Illustrations.  The Company uses a Black-Scholes model to compute the call and put option values.  Inputs into the Black-Scholes model are: remaining term of the conversion right, volatility, exercise price, underlying stock value, and risk-free interest rate.  The term used is equal to the remaining term of the debt.   The Company uses a peer group to compute volatility, which ranged between 59% and 68% during 2012.  Exercise price is equal to the floor conversion price of $0.01 per share.  The Company uses the most recent price stock sold for as an estimate for the underlying stock value.  The risk-free interest rate is based on interest rates paid by the U.S. government on its securities with maturities similar to the remaining term of the convertible note payable.

8. BASIS OF REPORTING	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF REPORTING

Note 8.  BASIS OF REPORTING

The Company's financial statements are presented on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

The Company has experienced a loss from operations during its development stage as a result of its investment necessary to achieve its operating plan, which is long-range in nature.  For the period from inception to December 31, 2012, the Company incurred a net loss of approximately $1,602,000.  In addition, the Company has no significant assets and limited revenues.

The Company's ability to continue as a going concern is contingent upon its ability to attain profitable operations by securing financing and implementing its business plan.  In addition, the Company's ability to continue as a going concern must be considered in light of the problems, expenses and complications frequently encountered by entrance into established markets and the competitive environment in which the Company operates.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the possible inability of the Company to continue as a going concern.

9. COMMITMENTS	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
9. COMMITMENTS

Note 9. COMMITMENTS

In July 2012 the Company entered into a nine month lease for its corporate offices.  The agreement required the Company to make minimum monthly lease payments plus its pro-rata share of operating expenses.  The lease terminates in March 2013 whereupon the Company has the option to extend the lease in six month increments.

Rent expense for the year ended December 31, 2012 was $4,525.

In February 2012, the Company entered into an agreement to sell, on a non-dilutive basis, 9,108,118 common shares, representing 7.5% of the Company's then outstanding common shares, for $50,000 (or approximately $0.055 per share) to an unrelated third party.  The shares sold are restricted and have the option to be converted into preferred shares on a one for one basis for a five year term.  At this time the Company has not yet established this preferred class of stock.

As a result of this issuance, the Company, under the terms of a consulting agreement dated July 2010, is obligated to issue an additional 1,932,805 shares of its common stock to a third party consultant (see notes 5 and 7) in order for that party to maintain its 9.99% ownership in the Company.  At the same instant, the Company will also be required to issue an additional 3,477,150 shares of its common shares to the entity that acquired a 7.5% stake in the Company (see above).

10. SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
10. SUBSEQUENT EVENT

Note 10. SUBSEQUENT EVENT

As filed on Form 8-K on February 28, 2013, on February 22, 2013, the Company entered into a Stock Purchase Agreement with all of the stockholders  (“Stockholders”) of Miami Ice Machine Company, Inc. (“Mimco”) whereby the Company purchased all of the outstanding shares of Mimco from the Stockholders, making Mimco a wholly-owned subsidiary of the Company.  Pursuant to the Agreement, the Company shall issue to the Stockholders a total of $880,000 of restricted Company common stock in exchange for all Mimco shares.  If, at any time during the two year period from the closing date of February 22, 2013, the average closing price of Company common stock as listed on the OTCBB falls lower than twenty percent  (20%) of the share valuation of $0.05 for at least twenty consecutive days, then the Company shall promptly issue to the Stockholders that number of additional shares such that the Shareholders receive a total amount of shares (including those originally issued at the February 22, 2013 closing) that equal the $880,000 purchase price.  Further, the Stockholders are entitled to an additional $280,000 of Company securities if, for either the year ending 2013 or the year 2014, the annual revenues of the Mimco business in the South Florida territory (defined as Dade, Broward, Palm Beach, Martin, Monroe, Collier and Lee counties, and the Caribbean islands excluding any Central American or South American sovereign nations), exceeds $1,000,000 in revenue.  The Agreement includes customary representations, warranties and covenants.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Revenue Recognition

Revenue Recognition

In general, the Company records revenue when persuasive evidence of an arrangement exists, services have been rendered or product delivery has occurred, the sales price to the customer is fixed or determinable, and collectability is reasonably assured.  The following policies reflect specific criteria for the various revenues streams of the Company:

Revenue is recognized at the time the product is delivered.  Provision for sales returns will be estimated based on the Company's historical return experience.  Revenue is presented net of returns.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.
Financial Instruments

Financial Instruments

Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management as of December 31, 2012.  The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values.  These financial instruments include cash and accounts payable and accrued expenses.  Fair values were assumed to approximate carrying values for these financial instruments because they are short term in nature and their carrying amounts approximate fair values.

Net Income (Loss) Per Common Share

Net Income (Loss) Per Common Share

The Company calculates net income (loss) per share based on the authoritative guidance.  Basic earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the period.  Diluted earnings (loss) per share is calculated by dividing net income (loss) by the weighted average number of common shares and dilutive common stock equivalents outstanding.  During periods in which the Company incurs losses common stock equivalents, if any, are not considered, as their effect would be anti-dilutive.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Segment Information

Segment Information

The Company follows Accounting Standards Codification ("ASC") 280, "Segment Reporting".  The Company currently operates in a single segment and will evaluate additional segment disclosure requirements as it expands its operations.

Income Taxes

Income Taxes

Deferred income taxes are recognized for the tax consequences related to temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes at each year end, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income.  A valuation allowance is recognized when, based on the weight of all available evidence, it is considered more likely than not that all, or some portion, of the deferred tax assets will not be realized.  Income tax expense is the sum of current income tax plus the change in deferred tax assets and liabilities.

ASC 740, Income Taxes, requires a company to first determine whether it is more likely than not (which is defined as a likelihood of more than fifty percent) that a tax position will be sustained based on its technical merits as of the reporting date, assuming that taxing authorities will examine the position and have full knowledge of all relevant information.  A tax position that meets this more likely than not threshold is then measured and recognized at the largest amount of benefit that is greater than fifty percent likely to be realized upon effective settlement with a taxing authority.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for equity instruments issued to employees in accordance with ASC 718, Compensation - Stock Compensation.  ASC 718 requires all share-based compensation payments to be recognized in the financial statements based on the fair value using an option pricing model.  ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from initial estimates.

Equity instruments granted to non-employees are accounted for in accordance with ASC 505, Equity.  The final measurement date for the fair value of equity instruments with performance criteria is the date that each performance commitment for such equity instrument is satisfied or there is a significant disincentive for non-performance.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amount of the Company’s financial instruments, which principally include cash, accounts payable and accrued expenses, approximates fair value due to the relatively short maturity of such instruments.  The fair value assessment of the Company’s convertible notes payable and other loans payable are estimated based on recent negotiations between the Company and certain lenders.  The assessment is considered to be a Level 3 assessment.  The Company’s assessment of fair value for its outstanding convertible notes payable and other loans payable approximates the debts respective carrying values.

Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements.  Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs.  The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s recurring fair value measurements of financial assets and liabilities are disclosed in “Note 7 - Fair Value Measurements” below.

Derivative Liability

Derivative Liability

The conversion features embedded in the outstanding convertible notes payable are separately accounted for as a derivative liability in accordance with ASC 815-15, Embedded Derivative.  This is because the number of shares that may be acquired upon conversion is indeterminable as the conversion rates are expressed as a percentage discount to the current fair value of common stock at the time of conversion.  Derivative liabilities are valued when the host instruments (notes payable) are initially issued and are also revalued at each reporting date, with the change in the respective fair values being recorded as interest expense or interest income in the statements of operations.

Recent Pronouncements

Recent Pronouncements

Effective January 1, 2012, we adopted ASU 2011-05, "Presentation of Comprehensive Income", which (i) eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and (ii) requires the presentation of each component of net income and each component of other comprehensive income either in a single continuous statement or in two separate but consecutive statements.  The adoption of ASU-2011-05 did not have a material impact on our financials statements.

Effective January 1, 2012, we adopted ASU 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (IFRS)", which amends ASC 820, "Fair Value Measurement".  ASU 2011-04 provides common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards and improves the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRS.  ASU 2011-04 is effective for entities prospectively for interim and annual periods beginning after December 15, 2011.  The adoption of ASU 2011-04 did not have a material impact on our financial statements.

6. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
Income tax provision at the federal statutory rate	34%
Effect of operating losses	(34)%
0%

7. FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value on a recurring basis
	Level 1	Level 2	Level 3	Total

Derivative liability - conversion features	$-	$-	$322,167	$322,167

Liabilities rollforward
Level 3

Derivative liability - December 31, 2011	$-

Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466

Reclassification of equity upon conversion of debt	(15,238)

Recording of conversion feature liability for accrued interest	1,810

Change in fair value conversion feature liability	(871)

Derivative liability - December 31, 2012	$322,167

2. LOANS PAYBLE - STOCKHOLDERS (Details Narrative) (USD $)	Dec. 31, 2012
Loans Payble - Stockholders Details Narrative
Loans payable - stockholders	$ 15,538

3. CONVERTIBLE LOAN (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Convertible Loan Details Narrative
Fair value of conversion feature of convertible loans	$ 322,167	$ 0
Accretion conversion feature liability	45,208
Other income/expense related to the change in fair value of the conversion feature	$ (1,587)

4. LOANS PAYBLE - OTHER (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2012
Loans Payble - Other Details Narrative
Loans payable - other	$ 106,000
Interest expense for the notes	$ 5,416

6. INCOME TAXES (Details)	12 Months Ended
Dec. 31, 2012
Income Taxes Details
Income tax provision at the federal statutory rate	34.00%
Effect of operating losses	(34.00%)
Total	0.00%

6. INCOME TAXES (Details Narrative) (USD $)	Dec. 31, 2012
Income Taxes Details Narrative
Net operating loss carryforward	$ 1,600,000

7. FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivative liability - conversion features	$ 322,167	$ 0
Level 1
Derivative liability - conversion features	0
Level 2
Derivative liability - conversion features	0
Level 3
Derivative liability - conversion features	$ 322,167

7. FAIR VALUE MEASUREMENTS (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements Details 1
Derivative liability - December 31, 2011	$ 0
Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466
Reclassification of equity upon conversion of debt	(15,238)
Recording of conversion feature liability for accrued interest	1,810
Change in fair value conversion feature liability	(871)
Derivative liability - December 31, 2012	$ 322,167

9. COMMITMENTS (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments Details
Rent Expense	$ 4,525